Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
SHAREHOLDERS' DEFICIT
Allocation shares, issued	1,000	1,000	1,000
Allocation shares, outstanding	1,000	1,000	1,000
Common shares, authorized	500,000,000	500,000,000	500,000,000
Common shares, issued	3,780,625	3,165,625	3,115,625
Common shares, outstanding	3,780,625	3,165,625	3,115,625